John Hancock Funds II
601 Congress Street
Boston, MA 02210
January 5, 2010
VIA EDGAR
U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re: John Hancock Funds II (the “Registrant”)
File Nos. 333-126293; 811-21779
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the forms of prospectus for the Alternative Asset Allocation Fund Class A prospectus, Lifecycle Class I prospectus, Global Agribusiness Fund Class A prospectus and Class I prospectus, Global Infrastructure Fund Class A prospectus and Class I prospectus, Global Timber Fund Class A prospectus and Class I prospectus, each dated December 31, 2009 that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of prospectus contained in Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on December 24, 2009 via EDGAR.
If you have any questions or comments, please call me at 617-663-2261.

/s/ Christopher Sechler Christopher Sechler
Assistant Secretary